Stock-based Compensation - Summary of stock option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Options outstanding Beginning balance, Shares	20,326,384	8,546,017
Options outstanding, Granted	1,142,027	16,442,272
Options outstanding, Exercised	(176,774)	(3,883,523)
Options outstanding, Forfeited	(24,661)	(736,533)
Options outstanding, Expired	(1,465)	(41,849)
Options Outstanding, Ending balance, Shares	21,265,511	20,326,384	8,546,017
Unvested, Ending balance	18,932,836	18,524,426
Exercisable, Ending balance	2,332,675	1,801,958
Options outstanding Beginning balance, Shares	$ 7.52	$ 0.85
Options outstanding, Granted	5.21	9.04
Options Outstanding, Exercised	0.45	0.5
Options outstanding, Forfeited	2.93	1.08
Options outstanding, Expired	6.75	0.52
Options Outstanding, Ending balance, Shares	7.46	7.52	$ 0.85
Weighted- Average Exercise Price - Unvested	8.11	8.17
Exercisable – June 30, 2021	$ 2.12	$ 0.78
Weighted average remaining term, outstanding	9 years 2 months 12 days	9 years 4 months 24 days	8 years 7 months 6 days
Weighted average remaining term, exercised	4 years 4 months 24 days	5 years 1 month 6 days
Weighted Average Remaining Term Granted	9 years 9 months 18 days	9 years 8 months 12 days
Weighted- Average Remaining Term Unvested	9 years 3 months 18 days	9 years 6 months
Weighted Average Remaining Term, Exercisable	7 years 10 months 24 days	7 years 9 months 18 days
Outstanding aggregate intrinsic value, Beginning balance	$ 22,782,654	$ 52,120,105
Aggregate Intrinsic value exercised	783,216	35,600	$ 18,700	$ 100
Outstanding aggregate intrinsic value, Ending balance	11,290,701	22,782,654	$ 52,120,105
Unvested aggregate intrinsic value	5,150,439	11,701,061
Exercisable December 31,2021	$ 6,140,262	$ 11,081,593